Summary of Significant Accounting Policies - Deferred Initial Public Offering Costs (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Deferred initial public offering costs	$ 2,585,000	$ 950,000	$ 0